Restructuring and other non-recurring costs (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended				12 Months Ended
	Feb. 02, 2021	Dec. 31, 2023		Dec. 31, 2022		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Restructuring expenses		$ (765,152)		$ 112		$ (2,084)	$ (443)	$ (2,877)
Provision used other provisions						86	1,614
Expense of restructuring activities		1,261	[1]	112	[1]	2,084	443	2,877
Unused provision reversed other provisions						372	277
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Acquisition related costs recognised as expense	$ 600							600
Impairment and write off [member]
IfrsStatementLineItems [Line Items]
Restructuring expenses		1,300		100		(422)
Provision used other provisions						400	200
Uk input tax claimed in prior years [member]
IfrsStatementLineItems [Line Items]
Provision used other provisions						1,800
Restructuring provision legal and other fees [member]
IfrsStatementLineItems [Line Items]
Restructuring expenses				103		(200)	(189)	(179)
Expense of restructuring activities						200
Remediation provision [member]
IfrsStatementLineItems [Line Items]
Restructuring expenses				$ (95)		361	(382)
Provision used other provisions
Unused provision reversed other provisions						361
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Provision used other provisions							385
Unused provision reversed other provisions							$ 100

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.